Employee Benefit Plans (Assumptions Used in Accounting for Defined Benefit Pension and Other Post-Retirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit pension plans
Benefit obligation - December 31:
Discount rate - past service	5.07%	4.89%
Discount rate - future service	5.12%	4.88%
Rate of compensation increase	3.73%	3.87%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Benefit cost for year ended December 31:
Discount rate - past service	4.89%	5.33%
Discount rate - future service	4.88%	5.34%
Expected long-term return on plan assets	6.43%	6.56%
Rate of compensation increase	3.87%	3.62%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Non-pension Benefit Plans
Benefit obligation - December 31:
Discount rate - past service	4.91%	4.89%
Discount rate - future service	5.00%	4.89%
Rate of compensation increase	3.72%	3.85%
Health care trend - initial (next year)	6.53%	6.04%
Health care trend - ultimate	3.77%	3.76%
Health care trend - year ultimate reached	2044	2043
Benefit cost for year ended December 31:
Discount rate - past service	4.89%	5.31%
Discount rate - future service	4.89%	5.32%
Expected long-term return on plan assets	3.69%	2.16%
Rate of compensation increase	3.85%	3.61%
Health care trend - initial (next year)	6.04%	5.40%
Health care trend - ultimate	3.76%	3.77%
Health care trend - year ultimate reached	2043	2043